Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Embedded conversion options	$ 591,078	$ 780,960	$ 1,823,207	$ 1,812,447
Total measured at fair value	591,078	780,960	1,823,207	1,812,447
Fair Value, Inputs, Level 1 [Member]
Embedded conversion options	0	0	0	0
Total measured at fair value	0	0	0	0
Fair Value, Inputs, Level 2 [Member]
Embedded conversion options	0	0	0	0
Total measured at fair value	0	0	0	0
Fair Value, Inputs, Level 3 [Member]
Embedded conversion options	591,078	780,960	1,823,207	1,812,447
Total measured at fair value	$ 591,078	$ 780,960	$ 1,823,207	$ 1,812,447